Notes Payable (Details Textual) (USD $)	12 Months Ended					12 Months Ended							142 Months Ended	12 Months Ended											12 Months Ended						12 Months Ended				142 Months Ended			12 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2011	Feb. 19, 2013	Dec. 31, 2012	Jun. 30, 2012	Feb. 28, 2012	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series C-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2005 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2003 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2002 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2001 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2006 Aldagen Inc [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2004 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2003 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2007 Aldagen Inc [Member] Equipment Loan [Member]	Dec. 31, 2003 Aldagen Inc [Member] Equipment Loan [Member] Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2004 Aldagen Inc [Member] Equipment Loan [Member] Series B Preferred Stock [Member]	Dec. 31, 2011 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2010 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2011 Aldagen Inc [Member] Term Loan [Member]	Apr. 01, 2009 Aldagen Inc [Member] Term Loan [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Aug. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Second Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Third Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Third Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] Fourth Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fourth Amendment [Member]	Dec. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fifth Amendment [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Fifth Amendment [Member]	Dec. 31, 2008 Aldagen Inc [Member] Term Loan [Member] Eighth Amendment [Member]	Dec. 31, 2009 Aldagen Inc [Member] Term Loan [Member] First Amendment [Member]	Jun. 27, 2009 Aldagen Inc [Member] Term Loan [Member] Series C-1 Redeemable Convertible Preferred Stock [Member] Second Amendment [Member]	Mar. 31, 2006 Aldagen Inc [Member] Term Loan [Member] Series B Preferred Stock [Member]
Debt Instrument, Face Amount																										$ 376,056	$ 500,106	$ 260,000
Debt Instrument, Interest Rate, Stated Percentage			4.00%																							8.74%	8.74%	10.61%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,363,637																						3,826,011					15,003	11,282										75,000						45,000			38,421	75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				1.42	1.42																			0.01					1.00	1.00										1.00						1.00			1.0411	1.00
Warrants issued pursuant to the Guaranty Agreements executed in connection with the Promissory Note payable	545,750							1,282,271	8,010	10,755	127,500	33,721		0	0	0	0	0	0	0	0	0	0			8,010	10,755							55,901				31,124	55,923						33,410
Line of Credit Facility, Maximum Borrowing Capacity																																					1,500,000			3,000,000
Line of Credit Facility, Interest Rate Description																									bank's prime rate plus 3.0% per annum								bank's prime rate plus 2.5% per annum	bank's prime rate plus 1.0										bank's prime rate plus 1.50			bank's prime rate plus 1.5% per annum
Minimum Receipt In Equity Financing For Maturity Of Line Of Credit Facility																																		5,000,000
Line Of Credit Facility Maturity Description																																		Jul. 26, 2006
Debt Issuance Cost																																		18,559
Line of Credit Facility, Expiration Date																																	Aug. 31, 2010						Nov. 01, 2006			Dec. 01, 2006		May 31, 2006			Sep. 30, 2009	Sep. 30, 2009
Debt issuance cost						0	0						53,603																				11,746					5,250	2,500		2,750		1,250		7,500			6,250
Line of Credit Facility, Periodic Payment, Principal																																															176,471	214,286
Cash Proceeds From Issuance Of Equity, Obligation																																				10,000,000							7,287,902
Equipment Loan Subject To Advance																																				1,000,000
Interest Expense						$ 2,822,717	$ 2,601,360																								$ 0	$ 44,369			$ 716,978